Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ 16,977	$ 6,334
General and administrative	11,556	6,033
Total operating expenses	28,533	12,367
Financing (income) expenses, net	(353)	111
Loss before taxes	28,180	12,478
Taxes on income (benefit)	(534)	0
Net loss for the year	$ 27,646	$ 12,478
Basic loss per Ordinary Share	$ 0.121	$ 0.06
Diluted loss per Ordinary Share	$ 0.121	$ 0.06
Weighted average number of Ordinary Shares outstanding, basic	227,589,288	207,468,650
Weighted average number of Ordinary Shares outstanding, diluted	227,589,288	207,468,650